Loans and Allowance for Credit Losses, Commitments to Lend (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, temporary advance arrangements	$ 79,200
Unfunded credit commitments	636,435	$ 585,064
Total Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unfunded credit commitments	401,810	372,926
Commercial and industrial loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unfunded credit commitments	378,167	346,991
Commercial real estate mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unfunded credit commitments	7,993	8,206
Commercial real estate construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unfunded credit commitments	15,650	17,729
Total Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unfunded credit commitments	234,625	212,138
Real estate 1-4 family first mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unfunded credit commitments	31,530	34,391
Real estate 1-4 family junior lien mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unfunded credit commitments	32,820	36,916
Credit card [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unfunded credit commitments	121,096	114,933
Other revolving credit and installment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unfunded credit commitments	49,179	25,898
International [Member] | Total Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Letters of credit outstanding, amount	$ 1,300	$ 862